Lease liabilities	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Lease liabilities
20. LEASE LIABILITIES

	2023		2022		2021
	Non-current	Current	Non-current	Current	Non-current	Current
Lease liabilities	325	341	272	294	276	266
These liabilities are discounted at the following rates:

Lease term	2023	Effective average monthly rate used	2022	Effective average monthly rate used	2021	Effective average monthly rate used
0 to 1 year	87	1.55%	39	1.07%	32	0.80%
1 to 2 years	142	1.17%	198	1.54%	116	1.03%
2 to 3 years	210	1.02%	144	1.23%	150	1.15%
3 to 4 years	46	0.97%	81	1.28%	109	1.25%
4 to 5 years	118	0.90%	43	0.95%	42	0.96%
5 to 9 years	38	0.81%	45	0.79%	86	0.89%
More than 9 years	25	0.75%	16	0.82%	7	0.80%

	666		566		542

Financial expenses accrued as of year ended December 31, 2023, 2022 and 2021, resulting from lease contracts, amount to 77, 75 and 57, respectively. From this accreation, 64, 61 and 46 were included in the “Financial accretion” line in financial costs of the “Net financial results” item in the statement of comprehensive income and 13, 14 and 11 were capitalized in the “Property, plant and equipment” item in the statement of financial position, for the years ended December 31, 2023, 2022 and 2021, respectively.
As of December 31, 2023, maturities of liabilities related to lease contracts are exposed on Note 4.
The evolution of the Group’s leases liabilities for the fiscal year ended December 31, 2023, 2022 and 2021 is as follows:

	2023	2022	2021
Balance at the beginning of the year	566	542	551
Leases increases	404	306	284
Financial accretions	77	75	57
Leases decreases	(23)	(15)	(46)
Payments	(359)	(341)	(302)
Net exchange and translation differences	-	(2)	(1)
Result from net monetary position (1)	1	1	(1)

Balance at the end of year	666	566	542

(1)
Includes the adjustment for inflation of opening balances of lease liabilities of subsidiaries with the peso as functional currency, which was charged to “Other comprehensive income” in the statement of comprehensive income and the adjustment for inflation of the fiscal year, which was charged to net income in the statement of comprehensive income.

Total charges recorded in net income in the statement of comprehensive income for the fiscal year and total capitalizations for short-term leases, low-value leases and variable lease payments related to the underlying asset performance and/or use, amounted to 242, 238 and 115 as of December 31, 2023, 2022 and 2021, respectively.